Expense Example - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Overseas Fund - Fidelity Overseas Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847